Note 36	12 Months Ended
Dec. 31, 2021
Transactions on behalf of third parties [Abstract]
Transactions on behalf of third parties [Text Block]	Transactions on behalf of third parties
The details of the relevant transactions on behalf of third parties are as follows:

Transactions on behalf of third parties. Breakdown by concepts (Millions of Euros)
	2021	2020	2019
Financial instruments entrusted to BBVA by third parties	356,985	357,022	693,497
Conditional bills and other securities received for collection	10,795	10,459	13,133
Securities lending	2,605	5,285	7,129
Total	370,385	372,766	713,759